Average Annual Total Returns - FidelitySmallCapGrowthFundFidelitySmallCapValueFund-RetailComboPRO - FidelitySmallCapGrowthFundFidelitySmallCapValueFund-RetailComboPRO - Fidelity Small Cap Growth Fund	Sep. 28, 2024
Fidelity Small Cap Growth Fund | Return Before Taxes
Average Annual Return:
Past 1 year	19.02%
Past 5 years	12.81%
Past 10 years	10.61%
Fidelity Small Cap Growth Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	19.02%
Past 5 years	10.87%
Past 10 years	8.78%
Fidelity Small Cap Growth Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	11.26%
Past 5 years	9.93%
Past 10 years	8.22%
RS014
Average Annual Return:
Past 1 year	18.66%
Past 5 years	9.22%
Past 10 years	7.16%
RS003
Average Annual Return:
Past 1 year	25.96%
Past 5 years	15.16%
Past 10 years	11.48%